GOODWILL (Tables)	12 Months Ended
Dec. 31, 2015
GOODWILL [Abstract]
Schedule of changes in the carrying amount of goodwill by segment
	Better Schools			Better Jobs
		K-12		Career
	Tutoring	Schools	Subtotal	Enhancement	Consolidated
	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2014	143,877	132,583	276,460	56,678	333,138
Goodwill impairment	(99,846)	(108,112)	(207,958)	(21,956)	(229,914)
Disposal of Zhongcheng (Note 24)	-	-	-	(1,718)	(1,718)
Goodwill balance deconsolidated (Note 25)	(17,775)	-	(17,775)	-	(17,775)
Foreign currency translation adjustments	353	344	697	113	810
Balance as of December 31, 2014	26,609	24,815	51,424	33,117	84,541
Foreign currency translation adjustments	417	410	827	620	1,447
Balance as of December 31, 2015	27,026	25,225	52,251	33,737	85,988